S000071281 [Member] Investment Strategy - BlackRock U.S. Carbon Transition Readiness ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to outperform the price and yield performance of the Russell 1000® Index (the “Underlying Index”) before including Fund expenses by optimizing for Low Carbon Economy Transition Readiness (“LCETR”) scores criteria based on proprietary BlackRock Fund Advisors (“BFA”) research. The Fund seeks to maintain an LCETR score that is at least 10% better than that of its Underlying Index. This assessment versus the Underlying Index is determined at the time of investment and the Fund may deviate from its uplift target due to, among other factors, market movements or changes in data.
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities of issuers listed in the United States of America. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Fund’s 80% investment policy may be changed by the Fund’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund selects portfolio securities that are components of the Underlying Index. The Underlying Index measures the performance of the large- and mid-capitalization sectors of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The components of the Underlying Index are likely to change over time. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund utilizes BFA’s proprietary LCETR strategy to overweight, relative to the Underlying Index, issuers that BFA believes are best positioned to benefit from the transition to a low-carbon economy, and to underweight issuers that it believes are poorly positioned to so benefit. BFA assigns a transition readiness score to each issuer by aggregating research-driven insights across different sustainability themes, which may include, but are not limited to, Energy Production, Clean Technology, Energy Management, Waste Management and Water Management, and weights such scores according to what BFA believes are their relative importance. BFA uses the final score for each issuer to determine whether the Fund should overweight or underweight such issuer based on the issuer’s score in comparison to other issuers in the peer industry. BFA’s methodology seeks to maximize the Fund’s exposure to issuers with the highest LCETR scores while controlling for risk. The Fund may invest in issuers in all industries represented in the Fund’s Underlying Index, including those issuers that could be considered outside of LCETR investing.
The Fund may invest in large- and mid-capitalization companies.
Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, depositary receipts, exchange-traded funds (“ETFs”) and equity interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund may also purchase convertible securities.
The Fund may invest in certain futures, options and swap contracts.
The Underlying Index is sponsored by Russell, which is part of the London Stock Exchange Group and is independent of the Fund and BFA. Russell determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.